GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
GOING CONCERN
Net loss	$ (74,213)	$ (116,870)
Accumulated deficits	$ (2,378,067)	$ (2,303,854)